Other Long-term Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Long-term Liabilities [Abstract]
Other long-term liabilities	$ 856	$ 609	$ 681
Period for outstanding liability	5 years	5 years